GOLDMAN SACHS TRUST II

Strategic Multi-Asset Class Funds

Goldman Sachs Multi-Manager Global Equity Fund

(the “Fund”)

Supplement dated September 30, 2021 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2021, as supplemented

Effective immediately, QMA LLC (“QMA”) will no longer be an Underlying Manager (investment subadviser) for the Fund. Accordingly, all references to QMA in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

GSMMGESTK 09-30-21